As filed with the Securities and Exchange Commission on August 17, 2000

                                             1933 Act Registration No. 333-66181
                                             1940 Act Registration No. 811-09079

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
                                                           ---

         Pre-Effective Amendment No.        [   ]
                                     -----   ---

         Post-Effective Amendment No. 4     [ X ]
                                     -----   ---


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

         Amendment No. 5
                       --

                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SELECT FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000



Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)
/ / On __________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / On ___________ pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / On _________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Morgan Keegan Select Fund, Inc.

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

         Cover Sheet

         Contents of Registration Statement


         Part A   -   Prospectus  - Morgan Keegan Select Capital Growth Fund

         Part B   -   Statement of Additional Information - Morgan Keegan Select
                      Capital Growth Fund


         Part C   -   Other Information

         Signature Page

PROSPECTUS

[LOGO Morgan Keegan Select Fund, Inc.]

MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

The fund seeks capital appreciation by investing in equity securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                          MORGAN KEEGAN & COMPANY, INC.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (901) 524-4100
                                 (800) 366-7426

                               _____________, 2000

                                TABLE OF CONTENTS

                                                                    PAGE

Investment Objective...................................................1
Principal Investment Strategies........................................1
Principal Risks........................................................1
Performance............................................................2
Fees and Expenses of the fund..........................................3
Your Account...........................................................4
  Buying shares........................................................4
  Choosing a Share Class...............................................4
  Class Comparison.....................................................5
  Policies for Buying Shares...........................................6
  To Add to an Account.................................................6
  Buying Shares Through an Investment Broker...........................6
  Selling Shares.......................................................8
  To Sell Some or All of Your Shares...................................8
Account Policies.......................................................9
Additional Policies...................................................10
Investor Services.....................................................10
Management and Investment Adviser.....................................11
Portfolio Manager.....................................................11
Distributor...........................................................11
Distributions.........................................................12
Tax Considerations....................................................12
Financial Highlights..................................................13
Account Application...................................................14
For Additional Information....................................Back Cover

MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing at least 65% of its assets in equity securities. The fund's Adviser selects investments primarily based on a fundamental analysis of specific companies. Analysis includes consideration of the overall financial health and prospects of given companies, with attention to the following factors: return on equity, rate of growth of earnings, and price to earnings ratios, as compared to the company's historic performance and to the ratios of the industry at large.

The fund will invest primarily in common stock, preferred stock and convertible debt securities. Normally the fund would not expect to invest more than 35% of its assets in non-convertible debt securities, including high quality money market instruments (such as certificates of deposit), repurchase agreements and cash. The fund will only invest in debt securities that are rated in the top four credit categories by at least one nationally recognized statistical rating organization (NRSRO) at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality.

For temporary defensive purposes, the fund may invest up to 100% of its assets in money market instruments, repurchase agreements and cash. To the extent the fund uses this strategy, it may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the investment strategy of the fund. A variety of factors may influence the fund's investment performance, such as:

      O EQUITY SECURITY RISK. Because the fund invests primarily in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

      O BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest-rate risk. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest-rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond's price to fall. Interest-rate risk is generally greater the longer the remaining matury of the bonds. Prices will usually decrease more for a longer-term bond when interest rates rise.

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart shows the risks of investing in the fund by showing how the fund's performance has varied from year to year. The fund began investment operations on September 22, 1986. * The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower. The table that follows the chart shows the average annual returns over several time periods for the fund's shares compared with those of the S&P 500 Index.* * The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses. The fund's past performance does not necessarily indicate how the fund will perform in the future.

[UPDATED BAR CHART FOR CALENDAR YEARS 1990-1999]

Year-to-date performance as of 9/30/00: [_____]

Best quarter during years shown: ending   December 31, 1998: 24.11%
Worst quarter during years shown: ending September 30, 1990: -19.69%



AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 1999)

                                   CAPITAL GROWTH FUND       S&P 500 INDEX

ONE YEAR                          _____%                  21.00%
FIVE YEARS                        _____%                  28.60%
TEN YEARS                         _____%                  18.20%

* Prior to November 1, 2000, the fund was known as Morgan Keegan Southern Capital Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States.
** The S&P 500 is an unmanaged index of U.S. stocks.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from     Class A   Class C  Class I
your investment)
-------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on
Purchases:  (as a percentage of offering
price).....................................    3.00%     0.00%    0.00%
Maximum deferred sales charge (Load) (as a
percentage of the lesser of the offering
price or net asset value)                      0.00%     1.00%    0.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and other
Distributions..............................     None     None     None
Redemption Fee (as a percentage of amount
redeemed)..................................     None     None     None
Exchange Fee...............................     None     None     None
Maximum Account Fee........................     None     None     None


ANNUAL  FUND  OPERATING  EXPENSES  (expenses  Class A   Class C  Class I
that are deducted from fund assets)
-------------------------------------------------------------------------

Management fee.............................     1.00%    1.00%    1.00%
Distribution and Service (12b-1) fees......     0.50%    1.00%    0.00%
Other expenses.............................     0.24%    ____%    ____%
                                              ---------------------------
Total annual fund operating expenses.......     1.74%    ____%    ____%
                                              ===========================

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Class A  Class C Class I

            -------------------------------------
               1 Year       $472  $_____  $_____
               3 Years      $833  $_____  $_____
               5 Years    $1,219  $_____  $_____
              10 Years    $2,800  $_____  $_____

You would pay the following expenses if you did not redeem your shares:


                         Class A    Class C     Class I

            ----------------------------------------------
              1 Year
              3 Years
              5 Years
             10 Years

YOUR ACCOUNT

BUYING SHARES

If you are buying shares through a Morgan Keegan & Company, Inc. ("Morgan Keegan") investment broker, he or she can assist you with all phases of your investment.

MINIMUM INITIAL INVESTMENT FOR CLASS A AND CLASS C SHARES:

o     $500
o     $250  for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENT:

o     $250

Initial and subsequent investments in an IRA account established on behalf of a non working spouse of a shareholder who has an IRA invested in the fund require a minimum amount of only $250. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended (the "Code").

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan investment broker, please use the instructions on these pages.

CHOOSING A SHARE CLASS

Each fund offers three share classes. Each class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount or if you plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C shares.

Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan investment broker can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A -- FRONT LOAD

o Initial sales charge of 3.00% (as a percentage of offering price which includes the sales load); see schedule below.
o [Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.]
o Low or no sales charge for certain wrap-fee programs and other sponsored arrangements.
o Lower annual expenses than Class C shares due to lower distribution (12b-1) fee of 0.50%.
o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Morgan Keegan Fund investments as part of your current investment.
o "Letter of intent" allows you to count all investments in this or other Morgan Keegan Funds over the next 24 months as if you were making them all at once, for purposes of calculating sales charges.

--------------------------------------------------------------------------------
                    Morgan Keegan Select Capital Growth Fund


--------------------------------------------------------------------------------
                              Class A Sales Charge

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   As a % of net
   Your investment            As a % of offering price           amount invested
--------------------------------------------------------------------------------
up to $49,999                       3.00%                                  3.09%
$50,000 to $99,999                  2.40%                                  2.46%
$100,000 to $249,999                1.80%                                  1.88%
$250,000 to $499,999                1.20%                                  1.21%
$500,000 to $999,999                1.00%                                  1.01%
$1 million and over                 0.00%                                  0.00%
--------------------------------------------------------------------------------


CLASS C -- LEVEL LOAD

o  No initial sales charge.
o Deferred sales charge of 1.00% of the lesser of the purchase price of the shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the deferred sales charge will be applied to the oldest shares held first.
o  Annual distribution (12b-1) fee of  1.00%.

CLASS I -- NO LOAD

o  No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.

o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your Morgan Keegan investment broker for information).

POLICIES FOR BUYING SHARES

Once you have chosen a share class, complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price. To purchase shares at the next computed net asset value, an investor must submit an order to Morgan Keegan by completing the enclosed purchase application and sending it along with a check to Morgan Keegan at the address listed in the application or through a pre-authorized check or transfer plan offered by other financial institutions.

PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to your Morgan Keegan investment broker or Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

TO ADD TO AN ACCOUNT

BY PHONE.  Contact Morgan Keegan at 800-366-7426.

BY CHECK. Fill out the investment stub from an account statement, or indicate the fund name and share class on your check. Make checks payable to "Morgan Keegan." Mail the check and stub to Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

SYSTEMATIC INVESTMENT. Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

BUYING SHARES THROUGH AN INVESTMENT BROKER

BY MAIL. Send a completed purchase application to Morgan Keegan at the address at the bottom of this page. Specify the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request, you or your investment broker can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you promptly. Purchase requests, where you do not currently have an account with Morgan Keegan, must be made by written application and be accompanied by a check to Morgan Keegan.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC INVESTMENT.    See plan information on page __.

MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m.  -  4:30 p.m., business days, central time)

INTERNET
www.morgankeegan.com
--------------------

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS. Please submit instructions in writing when any of the following apply:

o You are selling  more than  $100,000  worth of shares
o The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class
o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

  CORPORATE ACCOUNTS: certified copy of a corporate resolution
  FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. All requests received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

TO SELL SOME OR ALL OF YOUR SHARES

THROUGH AN INVESTMENT BROKER

BY MAIL. Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC WITHDRAWAL.   See plan information on page __.

MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, central time)

INTERNET

www.morgankeegan.com

ACCOUNT POLICIES

BUSINESS HOURS. The fund is open the same days as the NYSE (generally Monday through Friday). Representatives of the fund are available normally from 8:30 a.m. to 4:30 p.m. central time on these days.

CALCULATING SHARE PRICE. The offering price of a share is its net asset value plus a sales charge, if applicable. The fund calculates net asset value (NAV) every business day at the close of regular trading on the NYSE (usually 4:00 p.m. eastern time) by subtracting the liabilities attributable to shares from the total assets attributable to such shares and dividing the result by the number of shares outstanding. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed. Investments in securities traded on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market quote a fair value estimate made according to methods approved by the Board of Directors. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can't buy or sell fund shares.

TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your investment broker can also use these privileges with your written permission, to request redemptions.

As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time. The fund will provide 7 days' prior written notice before suspending or eliminating telephone privileges.

EXCHANGE PRIVILEGES. There is no fee to exchange shares of the fund for shares of other Morgan Keegan Select Fund, Inc. funds. Your new fund shares will be the same class as your current shares. Any contingent deferred sales charges will be calculated from the date of your initial investment.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The fund will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNTS WITH LOW BALANCES. If the value of your account falls below $500 due, to exchanges and redemption, Morgan Keegan may mail you a notice asking you to bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of other Morgan Keegan Select Fund, Inc. funds at net asset value, without payment of a sales charge.

ADDITIONAL POLICIES

Please note that the fund maintains additional policies and reserves certain rights, including:

Class A shares may be acquired without a sales charge if the purchase if made through a Morgan Keegan investment broker who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter.

The fund may vary its initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares. Additionally the fund may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in the fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days' notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from their fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

AUTOMATED INVESTMENTS OR WITHDRAWALS. Set up regular investments or withdrawals to suit your needs and let Morgan Keegan do the work for you.

MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

DIVIDEND REINVESTMENT. Have your dividends automatically reinvested at no sales charge.

EXCHANGES. It's easy to move money from the fund to other funds in Morgan Keegan Select Fund, Inc., with no exchange fees. (Exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com.

OPENING a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your investment broker can help you determine if this fund is right for you. He or she is trained to understand investments and can help speed the application process.

TAKE ADVANTAGE of everything your investment broker and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your investment broker can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.

Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

MANAGEMENT AND INVESTMENT ADVISER

The fund is managed by Morgan Asset Management, Inc. ("Adviser"), a wholly owned subsidiary of Morgan Keegan, Inc. Subject to the supervision of the Board of Directors, the Adviser manages the investment and other affairs of the fund and directs the investments of the fund in accordance with its investment objective, policies and limitations pursuant to an Investment Advisory and Management Agreement between the fund and the Adviser. The Adviser's address is Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. Founded in 1986, the Adviser has, as of July 31, 2000, more than $1.5 billion in total assets under management.

The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1% of the average daily net assets of the fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The Adviser has agreed to waive its fee and to reimburse the fund to the extent its annual expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 2.0% of net assets. The net fee paid to the Adviser for the past fiscal year was $________. The fund expects to use Morgan Keegan as broker for all or a substantial portion of its agency transactions in listed securities at commission rates and under circumstances consistent with the policy of best execution. Morgan Keegan also provides accounting services to the fund and acts as its transfer and dividend disbursing agent.

PORTFOLIO MANAGER

E. Elkan Scheidt, a managing director of Morgan Keegan and an employee of Morgan Asset Management, Inc. serves as the portfolio manager of the fund. From July 1, 1994 to October 31, 2000, Mr. Scheidt served as portfolio manager of Morgan Keegan Southern Capital Fund, Inc., the fund's predecessor. From November 1990 to July 1, 1994, Mr. Scheidt served as assistant to the portfolio manager of the fund. Mr. Scheidt joined Morgan Keegan as an investment broker in 1985. He received a B.A. in Economics from Tulane University in New Orleans, Louisiana.

DISTRIBUTOR

Morgan Keegan & Company, Inc., one of the nation's largest independent regional financial services firms, acts as the distributor of the fund's shares. It also is a wholly owned subsidiary of Morgan Keegan, Inc. The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of the Class A and C shares and for shareholder servicing; and because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

INCOME AND CAPITAL GAIN DISTRIBUTIONS. The fund distributes its net investment income and net capital gain to shareholders. Net capital gains, if any, are distributed annually.

You may have your distributions reinvested in shares of the fund or credited to your brokerage account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in shares of the fund. Distributions to Keogh plans, 401(k) plans and other qualified retirement plans are generally reinvested in fund shares (without a sales charge).

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. Every year, the fund will send you information detailing the amount of dividends and net capital gain distributed to you for the previous year. In general, any dividends and net short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distributions of other capital gains are generally taxable as long-term capital gains. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

The sale of shares in your account may produce a taxable gain or loss and is a taxable event. For tax purposes, an exchange is the same as a sale.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in the fund shortly before a capital gain distribution payment date (if the fund makes a capital gain distribution, you will receive some of your investment back as a taxable distribution), or
o Selling shares of the fund at a loss for tax purposes and reinvesting in shares of the fund within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss).

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING. By law, the fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer identification information and 31% of your distributions if you are otherwise subject to backup withholding.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.(1) Certain information reflects financial results for a single Class A fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-366-7426.



                                              YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                6/30/00         6/30/99       6/30/98      6/30/97      6/30/96
                                              ----------      ----------     ----------   ----------   ----------

Net Asset Value, beginning of period          $______         $  26.56       $  21.64     $  18.06     $  14.34

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (loss)                 _______           (0.17)         (0.16)       (0.11)       (0.07)
  Net Gains on Securities                      _______            1.46           5.57         4.64         4.08
  Total from Investment Operations             _______            1.29           5.41         4.53         4.01

LESS DISTRIBUTIONS
  Dividends (from net investment income)          -               -              -            -           (0.03)
  Distribution (from realized gaines)          _______           (0.72)         (0.49)       (0.87)       (0.26)
  Distribution (return of capital)             _______           (0.03)          -           (0.08)        -
  Net Asset Value, end of period              $_______        $  27.10       $  26.56     $  21.64     $  18.06
  Total Return**                               _______%           5.20%         25.32%       26.32%       28.30%


RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period                   $__________  $95,893,801    $88,207,007   $53,925,76  $37,505,196
  Expenses to Average Net Assets+              ______%            1.74%          1.79%        2.00%        2.00%
  Net Investment Income to Average
   Net Assets                                  ______%           (0.7%)         (0.7%)       (0.6%)       (0.5%)
  Portfolio Turnover Rate                      ______%           15%            28%          30%          69%


** Total return does not include front end sales load.

+  2.2% before excess reimbursement and fee waiver from Advisor in 1996.


(1) Prior to November 1, 2000, the fund operated as Morgan Keegan Southern Capital Fund, Inc.

                         MORGAN KEEGAN SELECT FUND, INC.

                    MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                    ----------------------------------------


ACCOUNT APPLICATION

Do not use this Application for IRA or Keogh Plans.
For special forms or if you need assistance completing this Application, Please call your Morgan Keegan broker or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures.
Please use blue or black ink only.

1.    SHARE CHOICE

      ____ Class A
      ____ Class C
      ____ Class I

      If you choose to invest in more than one class of shares initially, please also indicate the total purchase amount and how you wish to have you initial investment split among Classes.

      $__________ to Class A shares
      $__________ to Class C shares
      $__________ to Class I shares

2.    ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

[  ]  Individual or Joint Account*


--------------------------------------------------------------------------------
Owner's name (first, middle initial, last) and

--------------------------------------------------------------------------------
Joint owner's name (first, middle initial, last)

*Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR

[  ]  UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)


--------------------------------------------------------------------------------
Minor's name (first, middle initial, last - one minor only)

Under the _________________________________Uniform Gifts/Transfers to Minors Act
                       State


------/-------/-------
Minor's date of birth

OR

[  ]  TRUST

________________________________________________________________As trustee(s) of
Trustee(s) name

______________________________________________________________for the benefit of
Name of trust agreement


--------------------------------------------------------------------------------
Beneficiary's name (if applicable)              Date of trust agreement

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.

OR

[  ]  CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY


--------------------------------------------------------------------------------
Name of Corporation, Partnership, Estate or Other Entity


--------------------------------------------------------------------------------
Type of Entity

For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426.

3.    ADDRESS


--------------------------------------------------------------------------------
Street or P.O. Box                                    Apt. No.


--------------------------------------------------------------------------------
City                    State                   Zip Code
(   )                              (   )

--------------------------------------------------------------------------------
Daytime phone number                      Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


--------------------------------------------------------------------------------
Country of permanent residence

4.    SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER

[     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ]
 -----   -----   -----   -----   -----   -----   -----   -----   -----

o  INDIVIDUAL ACCOUNTS Specify the Social Security number of the owner.
o  *JOINT ACCOUNTS Specify the Social Security number of the first named owner.
o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS Specify the minor's Social Security number.
o CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the fund.

*In ADDITION to the above, Joint accounts must ALSO specify the Social Security number of the second named owner here.

[     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ]
 -----   -----   -----   -----   -----   -----   -----   -----   -----


5.    INVESTMENT METHOD (MINIMUM INVESTMENT: $1,000)

[  ]  CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

FOR $ __________________________________________________________________________
-----
            Amount


6.    DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS

CHECK ONE ONLY. IF YOU DO NOT CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED.

___   Reinvest all dividends and capital gain distributions.

___   Pay all dividends and capital gain distributions by check.

___   Pay all dividends by check and reinvest all capital gain distributions.

7.    SYSTEMATIC INVESTMENT PLAN (SIP)

PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN FUNDS' MUTUAL FUND ACCOUNT.

___   Yes, I (we) want the Morgan Keegan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s)).

___  1st          ___  15th         ___  both dates

Amount you would like to invest each time: $______________

8.    TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among Morgan Keegan Funds with the same registration.

Please check one: I (we) do ___, do not ____ want the TELEPHONE REDEMPTION privilege.
Please  check  one:  I (we) do ___,  do not ____ want the  TELEPHONE
EXCHANGE privilege.

9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


--------------------------------------------------------------------------------
Owner's occupation                                   Owner's date of birth


--------------------------------------------------------------------------------
Owner's employer's name

--------------------------------------------------------------------------------
Owner's employer's address

--------------------------------------------------------------------------------
Joint owner's occupation                             Joint owner's date of birth

--------------------------------------------------------------------------------
Joint owner's employer's name


--------------------------------------------------------------------------------
Joint owner's employer's address

10.   SIGNATURE  By signing below, you certify and agree that:

You have received a current Fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any Fund into which you may exchange. You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors).

The Fund's Transfer Agent, Morgan Keegan, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries reasonably believed to be genuine.

You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its Agencies, and are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other Agency. The net asset value of funds of this type will fluctuate from time to time.

Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security number or other Taxpayer Identification Number in Section 4 of this Application and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends and other distributions paid to your account and proceeds from redemptions of your shares (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

(1) The Social Security Number or other Taxpayer Identification Number on this Application is correct: and (2) you are not subject to backup withholding because (a) you are exempt from backup withholding; (b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or (c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X_______________________________________________________________________________
OWNER OR CUSTODIAN


X_______________________________________________________________________________
JOINT OWNER (IF ANY), CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.

Date____________________      Title_______________________________

Mailing Instructions
Please mail the application to:

Your Morgan Keegan broker.

Or

Morgan Keegan Select Fund, Inc.
50 North Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.

Please do not complete

Account Number _____________________________    Rep Number_________________

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated ______________, 2000, containing further information about the fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

Free copies of the annual and semi-annual reports and SAI may be obtained:

o     from your Morgan Keegan investment broker;

o     by calling Morgan Keegan at 800-366-7426;

o     by writing to Morgan Keegan at the address noted below; or

o by accessing the Edgar Database on the SEC's Internet website at http://www.sec.gov.



Information about the fund (including shareholder reports and the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-942-8090 for further information). You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103









Investment Company Act File No. 811-09079.

                         MORGAN KEEGAN SELECT FUND, INC.

                    MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38108
                                 (800) 366-7426

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the fund's Prospectus, dated ________________, 2000, which has been filed with the Securities and Exchange Commission. A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc., the fund's distributor, by writing to the above address or by calling the toll-free number listed above.

                          Morgan Keegan & Company, Inc.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 1-800-366-7426


                              _______________, 2000

                                TABLE OF CONTENTS

                                                                          PAGE

GENERAL INFORMATION..........................................................1

INVESTMENT LIMITATIONS AND POLICIES..........................................1

ADDITIONAL TAX INFORMATION...................................................5
   General...................................................................5
   Dividends and Other Distributions.........................................5
   Redemptions...............................................................6
   Hedging Strategies........................................................6

ADDITIONAL DEBT INFORMATION..................................................8

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................8
   Letter of Intention.......................................................8
   Sales Charge Waivers......................................................8
   Additional Information On Redemptions.....................................9

VALUATION OF SHARES.........................................................10

PURCHASE OF SHARES..........................................................10
   Class a Shares...........................................................10
   Class C Shares...........................................................10
   Class I Shares...........................................................11

PERFORMANCE INFORMATION.....................................................11
   Total Return Calculations................................................11
   Other Information........................................................12

TAX-DEFERRED RETIREMENT PLANS...............................................12
   Individual Retirement Accounts - IRAS....................................13
   Self-employed Individual Retirement Plans - Keogh Plans..................13
   Simplified  Employee Pension Plans - SEPPS, and Savings
   Incentive Match Plans for Employees - SIMPLES............................13

DIRECTORS AND OFFICERS......................................................13

TABLE OF COMPENSATION.......................................................15

PRINCIPAL SHAREHOLDERS......................................................16

INVESTMENT ADVISER..........................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................17

DISTRIBUTOR.................................................................19

OTHER INFORMATION...........................................................21

CUSTODIAN,  TRANSFER AGENT,  DIVIDEND DISBURSING AGENT AND
PORTFOLIO  ACCOUNTING SERVICE AGENT.........................................23

LEGAL COUNSEL...............................................................23

CERTIFIED PUBLIC ACCOUNTANTS................................................23



Dated:  _________________, 2000

                               GENERAL INFORMATION

      The Morgan Keegan Select Fund, Inc., is an open-end management investment company (the "Company") organized as a Maryland corporation on October 27, 1998. The Morgan Keegan Select Capital Growth Fund is a diversified series of the Company. The Company has five (5) other series of funds: the Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund, the Morgan Keegan Core Equity Fund, the Morgan Keegan Utility Fund and the Morgan Keegan Select Financial Fund. Each fund offers three classes of shares: Class A shares, Class C shares and Class I shares. The Morgan Keegan Select Capital Growth Fund was formerly known as Morgan Keegan Southern Capital Fund, Inc. ("Southern Capital"). On _______________, 2000, the fund assumed all of the assets and liabilities of Southern Capital.

                       INVESTMENT LIMITATIONS AND POLICIES

      The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

      The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in the SAI are not fundamental and may be changed without shareholder approval.

      INVESTMENT LIMITATION OF THE FUND

      THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FUND MAY NOT:

      1. issue senior securities, except as permitted under the 1940 Act;

      2. borrow money, except that the Fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

      3. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

      4. underwrite the securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

      5. lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

      6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      7. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; or

      8. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
      (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. THE FUND:

      1. may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the above fundamental restriction on borrowing);

      2. may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

      3. may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

      4. may not purchase securities when borrowings exceed 5% of its total assets; and

      5. may not purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      The following pages contain more detailed information about types of instruments in which the fund may invest, strategies the Adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

OPTIONS

      The fund may from time to time write (sell) covered call options on certain of its portfolio securities. The fund intends only to engage in transactions in exchange-traded options. A covered call option is an option to purchase a portfolio security owned by the fund. In such a transaction, the fund obligates itself to sell the underlying security to the purchaser of the option at a fixed price if the purchaser exercises the option during the option period. In return, the fund receives a premium from the purchaser. During the option period, the fund foregoes the opportunity to profit from any increase in the market price of the security above the exercise price of the option, but retains the risk that the price of the security may decline.

      The fund may seek to terminate its obligation as a writer of a call option prior to its expiration by entering into a "closing purchase transactions." There is no assurance that the fund will be able to effect a closing purchase transaction, particularly with respect to thinly traded call options. The selling of call options could result in an increase in the fund's portfolio turnover rate, particularly in periods of appreciation in the market price of the underlying securities. The fund would use such options only as a defensive strategy and not as a primary investment technique. Although not a fundamental policy subject to shareholder vote, the fund does not intend during the coming year to write call options on portfolio securities exceeding 5% of its total assets or to write options that are not traded on a national securities exchange. Normally such options will be written only on those portfolio securities which the Adviser does not expect to have significant short-term capital appreciation.

LENDING PORTFOLIO SECURITIES

      The fund may lend portfolio securities to broker/dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the value of the securities loaned plus any accrued interest, "marked to market" on a daily basis, is continuously maintained by the borrower with the fund, and further provided that the Adviser determines that the borrower presents minimal credit risk. The Adviser will monitor the credit status of the borrower during the period of the loan.

      During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn additional income, or it may receive an agreed upon fee from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if such vote were considered important with respect to the investment. The fund does not intend during the coming year to loan more than 5% of its portfolio securities at any given time.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

      Available cash may be invested by the fund in repurchase agreements. A repurchase agreement is an agreement under which U.S. Government obligations are acquired from a securities dealer or Bank subject to resale at a previously agreed upon price and date. The resale price reflects an agreed upon interest rate which is unrelated to the interest rate provided by the securities which are transferred. The securities will be held for the fund by its custodian as collateral until retransferred and will be supplemented by additional collateral (without cost to the fund) if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Repurchase agreements are usually for periods of one week or less, but may be for longer periods.

      To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund would be delayed or limited. However, the fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the Adviser of the creditworthiness of such parties, which the fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

      As stated in the fund's investment limitations, the fund may enter into reverse repurchase agreements for temporary purposes. Because such agreements are considered to be borrowings, the agreements are subject to the limitation that the fund may not borrow in an aggregate amount that exceeds 5% of the value of the fund's total assets at the time of borrowing. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to the fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. While reverse repurchase transactions are outstanding, the fund will maintain in a segregated account, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the market value of the securities, plus accrued interests, subject to the agreement.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal income tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes that may be applicable to them.

GENERAL

      The fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent if fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

      A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by the fund of net capital gain do not qualify for the dividends-received deduction.

      Dividends and other distributions declared by the fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if they are paid by the fund during the following January. Accordingly, those distributions will be taxed to the shareholders for the year in which that December 31 falls.

      A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

      A redemption of the fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of shares of the fund for shares of another Morgan Keegan Fund generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of the fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of the fund or acquires Class A shares of another fund in the Morgan Keegan family of funds without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if a shareholder purchases shares of the fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of the fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

      If shares of the fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

HEDGING STRATEGIES

      The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Certain futures and foreign currency contracts in which the fund may invest will be "section 1256 contracts." Section 1256 contracts held by the fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the fund, without in either case increasing the cash available to the fund.

      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

      If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      For Federal income tax purposes the fund had a capital loss carryover of $48,163 which expires in 2007 and 2008.

                           ADDITIONAL DEBT INFORMATION

      The fund will invest in debt securities, within its investment limitations, only in cases where the Adviser believes there is the potential of capital appreciation. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such ratings, the fund will not be required to dispose of such security. If a downgrade occurs, the Advisor will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders. Convertible securities purchased by the fund will be rated at the time of investment in the top four credit categories by at least one NRSRO or, if unrated, determined by the Advisor to be of comparable quality.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

LETTER OF INTENTION

      The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intention that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 24-month period. Investors may obtain a form of a Letter of Intention ("Letter") from their Morgan Keegan investment broker or the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of the fund which are sold with a sales charge made within a 24-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 24-month period (while remaining registered in the name of the purchaser) for this purpose.

SALES CHARGE WAIVERS

      The sales charge is waived on Class A shares of the fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Morgan Keegan & Company, Inc. (or its direct or indirect subsidiaries), or by directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of not less than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank,
(b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and (c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of the fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission ("SEC"), if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases through Morgan Keegan Mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

ADDITIONAL INFORMATION ON REDEMPTIONS

      Suspension of the right of redemption, or postponement of the date of payment, may be made (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's per share net asset value. However, the fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold.

                               VALUATION OF SHARES

      Net asset value of a fund share will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Securities owned by the fund for which market quotations are readily available will be valued at current market value, or, in their absence, at fair value as determined under procedures adopted by the fund's Board of Directors. Securities traded on an exchange or the NASD National Market System (including debt securities) will normally be valued at their last sale price. Other over-the-counter securities (including debt securities), and securities traded on exchanges for which there is no sale on a particular day (including debt securities), will be valued by a method which the fund's Board of Directors believes accurately reflects fair value. Premiums received on the sale of call options are included in the fund's net asset value, and the current market value of options sold by the fund will be subtracted from net assets.

                               PURCHASE OF SHARES

CLASS A SHARES

      Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the funds in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution.

CLASS C SHARES

      Class C shares are offered on a continuous basis at a price equal to their net asset value. Class C shares that are redeemed within one year of purchase are subject to a contingent deferred sales charge ("CDSC") charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

      Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or CDSC.

                             PERFORMANCE INFORMATION

      The fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The fund's share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

TOTAL RETURN CALCULATIONS

      Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

                P(1 + T)n  = ERV
      where:    P          = a hypothetical initial payment of $1,000
                T          = average annual total return
                n          = number of years
                ERV        = ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of that period

      Because each class of the funds has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of each fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the funds' sales charge or Class A shares and the CDSC on Class C shares from the

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Initial sales charges are not taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

OTHER INFORMATION

      From time to time the fund may  compare  its  performance  in  Performance
Advertisements to the performance of other mutual funds or various market indices. The fund may also quote rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

      The fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the fund or its performance to CDs investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the fund are not insured or guaranteed by the U.S.
government, the value of fund shares will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on the fund's shares will vary.

      The fund's Performance Advertisements may reference the history of the fund's distributor and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                          TAX-DEFERRED RETIREMENT PLANS

      As noted in the fund's Prospectus, an investment in fund shares may be appropriate for various types of tax-deferred retirement plans. In general, income earned through the investment of assets of such a plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such a plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

      If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to an "education IRA" or "Roth IRA," distributions from which are not taxable under certain circumstances.

      An investment in fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan, or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

      Morgan Keegan will assist self-employed individuals to set up retirement plans through which fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities.
However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND
      SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

      Morgan Keegan also will make available to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

      The fund's officers are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the fund as defined by the 1940 Act. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103, unless otherwise indicated.

                                         Position with the fund and
Name                            Principal Occupation During Past Five Years
----                            -------------------------------------------

Allen B. Morgan, Jr.*       President and Director     Mr. Morgan is Chairman
Age 58                                                 and Chief Executive
                                                       Officer and Executive
                                                       Managing Director of
                                                       Morgan Keegan & Company,
                                                       Inc.  He also  is a
                                                       Chairman of Morgan
                                                       Keegan, Inc., a Director
                                                       of Morgan Asset
                                                       Management, Inc., and a
                                                       Director of Catherine's
                                                       Stores, Inc.

James D. Witherington, Jr.  Director                   Mr. Witherington is
845 Crossover Lane,                                    President of SSM Corp.
Suite 140                                              (management of venture
Memphis, Tennessee 38117                               capital funds).  He also
Age 51                                                 serves as a Director for
                                                       several private
                                                       companies.

William F. Hughes, Jr.*     Director                   Mr. Hughes is an
Age 56                                                 Executive  Managing
                                                       Director of Morgan
                                                       Keegan & Company, Inc.
                                                       He also is President of
                                                       Morgan Asset Management,
                                                       Inc.

William Jefferies Mann      Director                   Mr. Mann is Chairman and
675 Oakleaf Office Lane                                President of Mann
Suite 100                                              Investments, Inc. (hotel
Memphis, Tennessee  38117                              investments/
Age 68                                                 consulting).  He also
                                                       serves as a Director for
                                                       Heavy Machines,
                                                       Inc.(__________)

James Stillman R. McFadden  Director                   Mr. McFadden is Vice
c/o Sterling Equities, Inc.                            President of Sterling
6305 Humphreys Boulevard                               Equities, Inc. (private
Memphis, Tennessee  38120                              equity financings).  He
Age 43                                                 is also President and
                                                       Director of 1703 Inc.
                                                       and a Director of Staff
                                                       Printing Co.

                                         Position with the fund and
Name                            Principal Occupation During Past Five Years
----                            -------------------------------------------

Joseph C. Weller*           Vice President, Treasurer  Mr. Weller is Executive
Age 61                      & Assistant Secretary      Vice President and Chief
                                                       Financial Officer and
                                                       Executive Managing
                                                       Director of Morgan
                                                       Keegan & Company, Inc.
                                                       He also is a Director of
                                                       Morgan Asset Management,
                                                       Inc.

Charles D. Maxwell*         Secretary and Assistant    Mr. Maxwell is a
Age 46                      Treasurer                  Managing Director and
                                                       Assistant Treasurer of
                                                       Morgan Keegan & Company,
                                                       Inc., and
                                                       Secretary/Treasurer of
                                                       Morgan Asset Management,
                                                       Inc.  He was formerly a
                                                       senior manager with
                                                       Ernst & Young
                                                       (accountants) (1976-86).


                            TABLE OF COMPENSATION(1)

                                   Pension or                         Total
                                   Retirement                     Compensation
                                    Benefits        Estimated     From Fund and
    Name and        Aggregate      Accrued As        Annual       Fund Complex
    Position      Compensation    Part of Fund    Benefits Upon     Paid to
With the Company  From the Fund     Expenses       Retirement       Directors
---------------   -------------     --------       ----------       ---------

Allen B. Morgan        $0              $0              $0              $0
Jr.
President and
Director

James D.             $2,000            $0              $0            $12,000
Witherington, Jr.
Director

William F.             $0              $0              $0              $0
Hughes, Jr.
Director

                                   Pension or                         Total
                                   Retirement                     Compensation
                                    Benefits        Estimated     From Fund and
    Name and        Aggregate      Accrued As        Annual       Fund Complex
    Position      Compensation    Part of Fund    Benefits Upon     Paid to
With the Company  From the Fund     Expenses       Retirement       Directors
---------------   -------------     --------       ----------       ---------

William Jeffries     $2,000            $0              $0            $12,000
Mann
Director

James Stillman       $2,000            $0              $0            $12,000
R. McFadden
Director

(1) These numbers are based on the compensation schedule adopted annually by the Company for its operation.

Officers and directors of the fund who are interested persons of the fund receive no salary or fees from the fund. Directors of the fund who are not interested persons of the fund will receive an annual retainer of $1,000 and a fee of $250 and reimbursement for related expenses for each meeting of the Board of Directors attended by them.

                             PRINCIPAL SHAREHOLDERS

      On July 31, 2000 there were ____________ shares of the fund outstanding of which all the officers and directors of the fund as a group (7 persons) owned approximately _____% shares. Management of the fund is not aware of any shareholder who owned of record or beneficially 5% or more of any class of the fund's outstanding common stock as of that date.

                               INVESTMENT ADVISER

      Morgan Asset Management, Inc., formerly Southern Capital Advisors, Inc., ("Adviser"), an affiliate of Morgan Keegan, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of _______________, 2000. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors of the fund, the Adviser manages the investment and other affairs of the fund. The Adviser is responsible for managing the fund's portfolio securities and for making purchases and sales of portfolio securities consistent with the fund's investment objective, policies and limitations described in the Prospectus and this Statement of Additional Information. The Adviser is obligated to furnish the fund with office space as well as with executive and other personnel necessary for the operation of the fund. In addition, the Adviser is obligated to supply the Board of Directors and officers of the fund with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of the fund who are employees of the Adviser and/or its affiliates.

      The fund bears all its other expenses that are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the fund's shares; expenses of registering and qualifying fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to fund shareholders; costs of stationery; costs of shareholders' and other meetings of the fund; compensation and expenses of the independent directors; and insurance covering the fund and its officers and directors. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be party. The fund also may have an obligation to indemnify its directors and officers with respect to any such litigation.

      The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1.0% of the average daily net assets of the fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The Adviser has agreed to reimburse the fund for certain expenses, including waiving the advisory fees received by it, in any fiscal year in which the fund's annual expenses (excluding interest, taxes, brokerage fees and commissions, and certain extraordinary charges), exceed 2.0% of the fund's average net assets. For the fiscal year ended June 30, 1998, the advisory fee was $695,785. For the fiscal year ended June 30, 1999, the advisory fee was $877,482. For the fiscal year ended June 30, 2000, the advisory fee was $______________.

      The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the fund, without penalty, on 60 days' written notice to the other, and will terminate automatically in the event of its assignment.

      Under the Advisory Agreement, the fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Under the Advisory Agreement, the Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing brokers facilities (including the services described below) and any risk assumed by the executing broker.

      The Adviser may give consideration to research, statistical and other services furnished by broker/dealers to the Adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended June 30, 2000, the fund paid brokerage commissions of $_______ to brokers who provided research services.

      From time to time the fund may use Morgan Keegan & Company, Inc. ("Morgan Keegan") as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the fund to pay Morgan Keegan any commission for effecting a securities transaction for the fund in excess of the usual and customary amount other broker/dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers. For the fiscal year ended June 30, 2000, brokerage commissions paid to Morgan Keegan constituted approximately __ % of all brokerage commissions paid by the fund in connection with __ % of the aggregate dollar amount of transactions involving the payment of commissions effected by the fund in that year. Brokerage commissions paid to Morgan Keegan were $_____, $3,425 and $8,100 for the fiscal years ended June 30, 2000, 1999 and 1998, respectfully.

      The fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the fund except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the fund on that exchange only if the fund expressly consents by written contract. The Advisory Agreement expressly provides such consent in accordance with Rule 11a2-2(T).

      Investment decisions for the fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

      Morgan Keegan personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders by all Morgan Keegan directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the fund.

                                   DISTRIBUTOR

      Morgan Keegan acts as distributor of the fund's shares pursuant to an Underwriting Agreement between the fund and Morgan Keegan dated February 26, 1999 ("Underwriting Agreement"). The shares of the fund are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of fund shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan also compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of fund shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

      Pursuant to the Underwriting Agreement, as currently in effect, Morgan Keegan will receive as compensation for its services a 3.0% sales charge on purchased shares. The sales charge is reduced to 1.0% on sales of $1 million or more, and is waived on certain purchases of fund shares.

      The fund has adopted Distribution Plans with respect to the Class A shares and Class C shares (each a "Plan," collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the fund's Rule 12b-1 Plans, distribution and service fees will be paid at an aggregate annual rate of up to 0.50% for Class A shares, and ____% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

      Service fees and distribution fees paid by the fund to Morgan Keegan under the Plans may exceed or be less than Morgan Keegan's expenses thereunder. For the fiscal year ended June 30, 2000, the fund paid service fees and distribution fees to Morgan Keegan of $_________. For the fiscal year ended June 30, 2000, expenses paid for by Morgan Keegan included $______ for commissions and other compensation to employees, $______ for printing and mailing, and $______ for promotional materials. No interested person of the fund or non-interested director had a direct or indirect interest in the Plans or related agreements. The fund benefits from the Plans by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion. For the fiscal year ended June 30, 1998, Morgan Keegan retained sales charges of $624,000 received on sales of the fund's shares; for the fiscal year ended June 30, 1999, Morgan Keegan retained sales charges of $224,000 received on sales of the fund's shares; and for the fiscal year ended June 30, 2000, Morgan Keegan retained sales charges of $_______ received on sales of the fund's shares.

      The Plans were approved by the Initial Shareholder on __________, 2,000, and as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on _____________, 2000, including a majority of the directors who are not "interested persons" of the funds, as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plans or the Underwriting Agreement (the "Qualified Directors").

      In approving the Plans, in accordance with the requirements of Rule 12b-1, the Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing equity funds sold with front-end sales loads, with or without distribution fees. The Plans permits the fund's shares to be sold to investors with a front-end sales load of 3%, while some competing equity funds traditionally have been sold with front-end sales loads in an amount up to 8 1/2% of the purchase price (9.29% of the net amount invested). The Board also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Directors determined that there was a reasonable likelihood that the Plans would benefit the fund and its shareholders. This determination was based, in part, on the belief that the Plans enable the fund to have Morgan Keegan investment brokers available to promote and sell the fund, thereby assisting the fund to attract assets. Growth of assets is expected to benefit both the fund and the Adviser. The fund is expected to benefit from the potential for economies of scale in its operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Directors acknowledged, however, that there is no assurance that benefits to the fund will be realized as a result to the Plan.

      The Plans may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the fund's outstanding voting securities of the applicable class. Termination of the Plans terminates any obligation of the fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plans that would materially increase the service and distribution costs to the fund requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

      The Plans, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors.

      Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plans or any related agreement shall provide to the fund's Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the fund may rely on that rule only if the selection and nomination of the fund's independent directors are committed to the discretion of such independent directors.

      The Underwriting Agreement was approved by vote of the Board and the Qualified Directors on November 16, 1998. The Underwriting Agreement is subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice from Morgan Keegan. The fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of the fund.

                                OTHER INFORMATION

      The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized six series of shares which are the Morgan Keegan Select Capital Growth Fund, the Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund, the Morgan Keegan Select Financial Fund, the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class
I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable. As of ________, 2000, the Company assumed all of the assets and liabilities of Morgan Keegan Southern Capital Fund, Inc., which was incorporated in Maryland on May 5, 1986.

      The Articles of Incorporation provide that all dividends and distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

      Each class will vote separately on matters pertaining only to that class, as the Board of Directors may determine. On all other matters, all classes shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

      Unless   otherwise   required   by  the  1940  Act  or  the   Articles  of
Incorporation, the fund has no intention of holding annual meetings of shareholders. The fund's shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund of the Company. At least two-thirds of the directors holding office must have been elected by the shareholders.

      The fund, its investment adviser and distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Codes of Ethics permit persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund.

                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                                       AND
                       PORTFOLIO ACCOUNTING SERVICE AGENT

      Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103, serves as the transfer and dividend disbursing agent of the fund. For these services, Morgan Keegan, the fund's distributor, receives from the fund a fee of $5,000 per month, or $60,000 per year.

      Morgan Keegan also provides accounting services to the fund. For these services, which include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services, Morgan Keegan receives from the fund a fee of $2,500 per month, or $30,000 per year.

      Shareholders who request an historical transcript of their account will be charged a fee based on the number of years researched. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

      State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the fund's custodian.

                                  LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund and has passed upon certain matters in connection with this offering.


                          CERTIFIED PUBLIC ACCOUNTANTS

      KPMG LLP are the fund's independent certified public accountants. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the fund's financial statements contained in the fund's Annual Report to shareholders for the period ended June 30, 2000 ("Annual Report"). Those financial statements have been examined by KPMG LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. KPMG LLP performs an audit of the fund's financial statements and reviews the fund's federal and state income tax returns.


                            PART C: OTHER INFORMATION
                            -------------------------
23.      Exhibits:

         (a)               (1)      Articles of Incorporation 1/
                           (2)      Amendment to Articles of Incorporation dated January 12, 1999 2/
                           (3)      Amendment to Articles of Incorporation dated July 21, 2000 (filed herewith)
                           (4)      Amendment to Articles of Incorporation (to be filed)
         (b)               By-laws 2/
         (c)               Instruments Defining Rights of Security Holders
                           (1)      Articles of Incorporation 1/
                           (2)      Bylaws 2/
         (d)               (1)      Advisory Agreement between Registrant and Morgan Asset Management, Inc. with respect to Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund 2/
                           (2)      Investment Advisory Agreement between Growth Stock Portfolio and Meeder Asset
                                    Management, Inc., formerly known as R. Meeder & Associates, Inc. with respect to
                                    Morgan Keegan Core Equity Fund 4/
                                    (a)     Investment Sub-Advisory Agreement with Sector Capital Management L.L.C. 5/
                                    (b)     Investment Sub-Subadvisory Agreement with Miller/Howard Investments, Inc. 5/
                                    (c)     Investment Sub-Subadvisory Agreement with Hallmark Capital Management, Inc. 5/
                                    (d)     Investment Sub-Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. 5/
                                    (e)     Investment Sub-Subadvisory Agreement with The Mitchell Group, Inc. 5/
                                    (f)     Investment Sub-Subadvisory Agreement with Ashland Management Incorporated 5/
                                    (g)     Investment Sub-Subadvisory Agreement with Delta Capital Management, Inc. 5/
                                    (h)     Investment Sub-Subadvisory Agreement with Dresdner RCM Global Investors LLC 5/
                                    (i)     Investment Sub-Subadvisory Agreement with Alliance Capital Management L.P. 5/
                           (3)      Investment Advisory Agreement between The Utilities Stock Portfolio and Meeder Asset
                                     Management, Inc., formerly known as R. Meeder & Associates, Inc. with respect to
                                     Morgan Keegan Utility Fund 4/
                                    (a)     Investment Sub-Advisory Agreement with Miller/Howard Investment, Inc.
                                            (to be filed)
                           (4)      Investment Advisory and Administration Agreement between Registrant and Morgan Asset
                                    Management, Inc. with respect to the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund (to be filed)
                                    (a)     Fee Waiver Agreement (to be filed)
                           (5)      Investment Advisory and Administration Agreement between Registrant and Morgan Asset
                                    Management, Inc. with respect to Morgan Keegan Select Financial Fund (to be filed)
                                    (a)     Sub-Advisory Agreement among Registrant, Morgan Asset Management, Inc.
                                             and T.S.J. Advisory Group, Inc. with respect to Morgan Keegan Select
                                            Financial Fund (to be filed)
                           (6)      Investment Advisory Agreement between Registrant and Morgan Asset Management, Inc.
                                    with respect to Morgan Keegan Select Capital Growth Fund (to be filed)
                                    (a)     Fee waiver Agreement (to be filed)






         (e)               Underwriting Agreement 2/
         (f)               Bonus or Profit Sharing Contracts - none
         (g)               (1)      Custodian Agreement between Registrant and State Street Bank & Trust Company with respect to Morgan Keegan Intermediate Bond Fund,
                                    Morgan Keegan High Income Fund, Morgan Keegan Select Financial Fund and
                                    Morgan Select Capital Growth Fund3/
                           (2)      Custody Agreement between Growth Stock Portfolio and Star Bank, N.A. with respect to the Morgan Keegan Core Equity Fund 4/
                           (3)      Custody Agreement between Utilities Stock Portfolio and Star Bank, N.A. with respect to the Utilities Fund 4/
         (h)               Other Material Contracts
                           (1)      Fund Accounting Services Agreement with respect to Morgan Keegan Intermediate Bond
                                    Fund and Morgan Keegan High Income Fund 2/
                                    (a)     Amended and Restated Fund Accounting Services Agreement with respect to
                                            Morgan Keegan Intermediate Bond Fund, Morgan Keegan High Income Fund,
                                            Morgan Keegan Select Financial Fund and Morgan Keegan Select Capital
                                            Growth Fund (to be filed)
                           (2)      Transfer Agency and Service Agreement with respect to Morgan Keegan Intermediate Bond
                                    Fund and Morgan Keegan High Income Fund  2/
                                    (a)     Amended and Restated Transfer Agency and Service Agreement with respect to Morgan
                                            Keegan Intermediate Bond Fund, Morgan Keegan High Income Fund, Morgan Keegan Select
                                            Financial Fund, Morgan Keegan Core Equity Fund, Morgan Keegan Utility Fund and
                                            Morgan Keegan Select Capital Growth Fund (to be filed)
                           (3)      Fund Accounting Services Agreement between Registrant and Mutual Funds Service Co.
                                    with respect to the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund
                                    (to be filed)
                           (6)      Participation Agreement among Meeder Asset Management, Inc., Growth Stock Portfolio, Sector
                                    Capital Management, L.L.C. and Morgan Keegan Select Fund, Inc., on behalf of Morgan Keegan
                                    Core Equity Fund (to be filed)
                           (7)      Participation Agreement among Meeder Asset Management, Inc., The Utilities Stock Portfolio,
                                    Miller/Howard Investment, Inc. and Morgan Keegan Select Fund, Inc.,
                                    on behalf of Morgan Keegan Utility Fund (to be filed)
                           (8)      Sub-Administration Agreement for Morgan Keegan Core Equity and Morgan Keegan Utility Fund
                                    (to be filed)
         (i)               Legal Opinion (to be filed)
         (j)               Other Opinions
                           Accountants' Consents (to be filed)
         (k)               Omitted Financial Statements - none
         (l)               Initial Capital Agreement 2/
         (m)               (1)      Distribution Plan pursuant to Rule 12b-1 2/

                                    (a)     Amended and Restated Distribution Plan pursuant to Rule 12b-1 for
                                            Class A shares with respect to Morgan Keegan Intermediate Bond Fund,
                                            Morgan Keegan High Income Fund, Morgan Keegan Select Financial Fund,
                                            Morgan Keegan Select Capital Growth Fund, Morgan Keegan Core
                                            Equity Fund and Morgan Keegan Utility Fund (to be filed)

                                    (b)     Distribution Fee Addendum for Class C shares with respect to Morgan Keegan
                                            Intermediate Bond Fund, Morgan Keegan High Income Fund, Morgan Keegan
                                            Select Financial Fund, Morgan Keegan Select Capital Growth Fund, Morgan Keegan
                                            Core Equity Fund and Morgan Keegan Utility Fund  (to be filed)
         (n)               (1)      Multiple Class Plan Pursuant to Rule 18f-3 2/
                                    (a)     Amended and Restated Multiple Class Plan with respect to Morgan Keegan
                                            Intermediate Bond Fund, Morgan Keegan High Income Fund, Morgan Keegan Core Equity
                                            Fund, Morgan Keegan Utility Fund, Morgan Keegan Select Financial Fund
                                            and Morgan Keegan Select Capital Growth Fund (to be filed)





         (p)               Codes of Ethics

                           (1)      Codes of Ethics for Growth Stock Portfolio and Utilities Stock Portfolio 4/
                           (2)      Code of Ethics for Meeder Financial, Inc. 4/
                           (3)      Amended and Restated Code of Ethics for Morgan Keegan Select Fund, Inc., Morgan Keegan
                                    & Company, Inc. and Morgan Asset Management, Inc. (to be filed)
                           (4)      Code of Ethics for T.S.J. Advisory Group, Inc. (to be filed)


1/       Incorporated by reference to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181,
         filed on October 27, 1998.
2/       Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A,
         SEC File No. 333-66181, filed on January 21, 1999.
3/       Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
         SEC File No. 333-66181, filed on October 28, 1999.
4/       Incorporated by reference to Post-Effective  Amendment No. 3 to the Registrant's Registration Statement on Form N-1A,
         SEC File No. 333-66181, filed on June 6, 2000.
5/       Incorporated by reference to Post-Effective Amendment No. 11 to the Registration  Statement on Form N-1A for Growth
         Stock Portfolio, SEC File No. 811-6647, filed on April 28, 2000.



Item 24. Persons controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

         Section Eleventh of the Articles of Incorporation of the Corporation states:

         Section 11.1. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) as currently in effect or as it may hereafter be amended, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

         Section 11.2. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent, of or in similar capacities, for other entities. The Board of Directors may determine that the Corporation shall provide information or advance expenses to an agent.

         Section 11.3. Repeal or Modifications. No repeal or modification of this Article ELEVENTH by the stockholders of the Corporation, or adoption or modification of any other provision of the Articles of Incorporation or By-Laws inconsistent with this Article ELEVENTH, shall repeal or narrow any limitation on (1) the liability of any director, officer or employee of the Corporation or (2) right of indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         Section 10.01 of the Bylaws of the Corporation states:

         The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (the "Proceeding"), by reason of the fact that he or she is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such
         Proceeding to the maximum extent permitted by law, now existing or hereafter adopted.

         Paragraph 7 of the Advisory Agreement between the Corporation and Morgan Asset Management,
         Inc. states:

         A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the
         Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the
         Fund.

         B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or
         36(b) of the 1940 Act.

         Paragraphs 7 and 8 of the Underwriting Agreement between the Corporation and Morgan Keegan
         & Company, Inc. state:

         7. The Fund agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Fund shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands,




         or liabilities based on information provided to the Fund by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Fund or who controls the Fund within the meaning of
         Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Fund or its shareholders to which the
         Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

         8. The Distributor agrees to indemnify, defend and hold the Fund, its several officers and directors, and any person who controls the Fund within the meaning of Section 15 of the
         1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the
         Fund for use in the Registration Statement or arising out of or based upon any alleged omission by the Distributor to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.

         Paragraph 3 of the Fund Accounting Service Agreement between Morgan Keegan & Company, Inc.
         and Morgan Keegan Select Fund, Inc. states:

            RESPONSIBILITY OF MORGAN KEEGAN & Company, Inc. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but shall be indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence or willful misconduct. Morgan Keegan shall be entitled to rely on and may act upon the reasonable advice of the Fund's auditors or of counsel (who may be counsel of the Fund) on all matters, and shall not be liable for any action reasonably taken or omitted pursuant to such advice.

         In addition, Morgan Keegan shall not be liable for any loss of data or any delay in its performance under this Agreement to the extent such loss or delay is due to causes beyond its control, including but not limited to: acts of God, interruption in, loss of or malfunction in power, significant computer hardware or systems software or telephone communication service; acts of civil or military authority; sabotage; war or civil commotion; fire; explosion; or strike beyond delivery of minimum critical services. Morgan
         Keegan shall use its best efforts to minimize any such loss or delay by all practical means and to replace any lost data promptly. Morgan Keegan agrees not to discriminate against the
         Fund in favor of any other customer of Morgan Keegan in making computer time and its personnel available to input and process the transactions hereunder when a loss or delay occurs.

         Paragraph 10 of the Transfer Agency and Service Agreement between the Corporation and
         Morgan Keegan & Company, Inc. states:

            RESPONSIBILITY OF MORGAN KEEGAN; LIMITATION OF LIABILITY.  Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but the Fund shall indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit brought by any person (including a shareholder naming the Fund as a party) other than the Fund arising out of, or in connection with,
         Morgan Keegan's performance of its obligations hereunder, provided, that Morgan Keegan does not act with bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence.

         The Fund shall also indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (except to the extent contributed to by Morgan
         Keegan's bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence) resulting from the negligence of the Fund, or Morgan Keegan's acting upon any instructions reasonably believed by it to have been executed or communicated by any person duly authorized by the Fund, or as a result of Morgan Keegan's acting in reliance upon advice reasonably believed by Morgan Keegan to have been given by counsel for the Fund, or as a result of Morgan Keegan's acting in reliance upon any instrument reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.




         In no event shall Morgan Keegan be liable for indirect, special, or consequential damages
         (even if Morgan Keegan has been advised of the possibility of such damages) arising from the obligations assumed hereunder and the services provided for by this Agreement, including but not limited to lost profits, loss of use of the shareholder accounting system, cost of capital, cost of substitute facilities, programs or services, downtime costs, or claims of the Fund's shareholders for such damage.

         Article VI, Paragraph 4, of the Investment Advisory Agreement between Growth Stock
Portfolio and R. Meeder & Associates, Inc. states:

         (4) The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio in connection with the matters to which this Agreement relates
(including, but not limited to, loss sustained by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security), except for loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement.

                  Article VI, Paragraph 4, of the Investment Advisory Agreement between The
Utilities Stock Portfolio and R. Meeder & Associates, Inc. states:

         (4) The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio in connection with the matters to which this Agreement relates
(including, but not limited to, loss sustained by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security), except for loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         Morgan Asset Management, Inc., a Tennessee corporation, the investment adviser to the
Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund and the Morgan Keegan
Select Financial Fund, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV filed on October 22, 1999 with the Securities and Exchange Commission
(registration number 801-27629) and is incorporated herein by reference. T. S. J. Advisory Group,
Inc., the Sub-Adviser to the Morgan Keegan Select Financial Fund is controlled by T. Stephen Johnson who also controls T. Stephen Johnson & Associates, Inc., a bank consulting firm and investment manager.

         Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., the investment adviser to the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund, is an
investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions.

Item 27. Principal Underwriter
         ---------------------

(a)      Bedford Money Market Fund
         Morgan Keegan Southern Capital Fund, Inc.
(b)      Morgan Keegan & Company, Inc.




Name and                            Positions and                      Positions and
Principal Business                   Offices With                       Offices With
Address                               Underwriter                        Registrant
------------------                  -------------                      -------------
(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.                Chairman and                       Director,
                                    Chief Executive                    President
                                    Officer, Executive
                                    Managing Director

Joseph C. Weller                    Chief Financial                    Vice President,
                                    Officer, Executive                 Treasurer and
                                    Managing Director,                 Assistant Secretary
                                    Executive Vice President,
                                    Secretary and Treasurer

John W. Stokes, Jr.                 Vice Chairman,                     None
                                    Executive Managing
                                    Director

Robert A. Baird                     Executive                          None
                                    Managing Director

G. Douglas Edwards                  Executive Managing                 None
                                    Director

James H. Ganier                     Executive Managing                 None
                                    Director

Stephen P. Laffey                   Executive Managing                 None
                                    Director

Thomas V. Orr, Jr.                  Executive Managing                 None
                                    Director

James A. Parish, Jr.                Executive Managing                 None
                                    Director

Minor Perkins                       Executive Managing                 None
                                    Director

Allen B. Adler                      Managing Director                  None

Franklin P. Allen, III              Managing Director                  None

George E. Arras, Jr.                Managing Director                  None

James N. Augustine, Jr.             Managing Director                  None




Name and                            Positions and                      Positions and
Principal Business                   Offices With                       Offices With
Address                               Underwriter                        Registrant
------------------                  -------------                      -------------
Joseph K. Ayers                     Managing Director                  None

Rodney D. Baber, Jr.                Managing Director                  None

George E. Bagwell                   Managing Director                  None

Woodley H. Bagwell                  Managing Director                  None

Charles E. Bailey                   Managing Director                  None

Milton A. Barber                    Managing Director                  None

Joseph C. Barkley                   Managing Director                  None

Reginald E. Barnes                  Managing Director                  None

Glen E. Bascom                      Managing Director                  None

W. Preston Battle                   Managing Director                  None

Robert C. Berry                     Managing Director                  None

John D. Brewer                      Managing Director                  None

Susan Leonard Brown                 Managing Director                  None

Paul S. Burd                        Managing Director                  None

John B. Carr, Jr.                   Managing Director                  None

John C. Carson, Jr.                 Managing Director                  None

Ted H. Cashion                      Managing Director                  None

Marshall A. Clark                   Managing Director                  None

William F. Clay                     Managing Director                  None

Robert E. Cope                      Managing Director                  None

Mark W. Crowl                       Managing Director                  None

Harold L. Deaton                    Managing Director                  None

William W. Deupree, Jr.             Managing Director                  None

James J. Dieck                      Managing Director                  None

Robert H. Dudley, Jr.               Managing Director                  None

Richard H. Eckels                   Managing Director                  None

Richard K. Fellows                  Managing Director                  None




Name and                            Positions and                      Positions and
Principal Business                   Offices With                       Offices With
Address                               Underwriter                        Registrant
------------------                  -------------                      -------------
Richard S. Ferguson                 Managing Director                  None

Robert M. Fockler                   Managing Director                  None

James M. Fowler, Jr.                Managing Director                  None

Wilmer J. Freiberg                  Managing Director                  None

Graham D.S. Fulton                  Managing Director                  None

John H. Geary                       Managing Director                  None

Robert D. Gooch, Jr.                Managing Director                  None

James F. Gould                      Managing Director                  None

Terry C. Graves                     Managing Director                  None

John H. Grayson, Jr.                Managing Director                  None

Gary W. Guinn                       Managing Director                  None

David M. Guthrie                    Managing Director                  None

Jan L. Gwin                         Managing Director                  None

Thomas M. Hahn                      Managing Director                  None

Thomas V. Harkins                   Managing Director                  None

Michael J. Harris                   Managing Director                  None

Haywood Henderson                   Managing Director                  None

Roderick E. Hennek                  Managing Director                  None

William P. Hinckley                 Managing Director                  None

Edwin L. Hoopes, III                Managing Director                  None

William F. Hughes, Jr.              Managing Director                  Director

Joe R. Jennings                     Managing Director                  None

Robert Jetmundsen                   Managing Director                  None

Ram P. Kasargod                     Managing Director                  None

Carol Sue Keathley                  Managing Director                  None

Dan T. Keel III                     Managing Director                  None

Peter R. Klyce                      Managing Director                  None

Peter Stephen Knoop                 Managing Director                  None




Name and                            Positions and                      Positions and
Principal Business                   Offices With                       Offices With
Address                               Underwriter                        Registrant
------------------                  -------------                      -------------
W. Lawrence M. Knox, Jr.            Managing Director                  None

E. Carl Krausnick, Jr.              Managing Director                  None

James R. Ladyman                    Managing Director                  None

A. Welling LaGrone, Jr.             Managing Director                  None

Benton G. Landers                   Managing Director                  None

William M. Lellyett, Jr.            Managing Director                  None

W. G. Logan, Jr.                    Managing Director                  None

W. Gage Logan III                   Managing Director                  None

Wiley H. Maiden                     Managing Director                  None

John Henry Martin                   Managing Director                  None

William D. Mathis, III              Managing Director                  None

John Fox Matthews                   Managing Director                  None

Francis J. Maus                     Managing Director                  None

Charles D. Maxwell                  Managing Director                  Secretary and
                                                                       Assistant Treasurer

John Welsh Mayer                    Managing Director                  None

W. Ward Mayer                       Managing Director                  None

W. Neal McAtee                      Managing Director                  None

Harris L. McCraw III                Managing Director                  None

Thomas J. McQuiston                 Managing Director                  None

Edward S. Michelson                 Managing Director                  None

G. Rolfe Miller                     Managing Director                  None

Gary C. Mills                       Managing Director                  None

David Montague                      Managing Director                  None

Robert M. Montague                  Managing Director                  None

K. Brooks Monypeny                  Managing Director                  None

John G. Moss                        Managing Director                  None

Lewis A. Moyse                      Managing Director                  None




Name and                            Positions and                      Positions and
Principal Business                   Offices With                       Offices With
Address                               Underwriter                        Registrant
------------------                  -------------                      -------------
William G. Mueller                  Managing Director                  None

Mortimer S. Neblett                 Managing Director                  None

Philip G. Nichols                   Managing Director                  None

Michael O'Keefe                     Managing Director                  None

Jack A. Paratore                    Managing Director                  None

William T. Patterson                Managing Director                  None

J. Christopher Perkins              Managing Director                  None

Logan B. Phillips, Jr.              Managing Director                  None

L. Jack Powell                      Managing Director                  None

S. Mark Powell                      Managing Director                  None

Richard L. Preis                    Managing Director                  None

C. David Ramsey                     Managing Director                  None

Hedi H. Reynolds                    Managing Director                  None

Donna L. Richardson                 Managing Director                  None

R. Michael Ricketts                 Managing Director                  None

Kathy L. Ridley                     Managing Director                  None

Thomas H. Roberts III               Managing Director                  None

Terry A. Robertson                  Managing Director                  None

Darien M. Roche                     Managing Director                  None

Kenneth L. Rowland                  Managing Director                  None

Michael L. Sain                     Managing Director                  None

W. Wendell Sanders                  Managing Director                  None

E. Elkan Scheidt                    Managing Director                  None

Ronald J. Schuberth                 Managing Director                  None

H. Wade Schuessler                  Managing Director                  None

Lynn T. Shaw                        Managing Director                  None

Fred B. Smith                       Managing Director                  None




Name and                            Positions and                      Positions and
Principal Business                   Offices With                       Offices With
Address                               Underwriter                        Registrant
------------------                  -------------                      -------------
Richard J. Smith                    Managing Director                  None

Robert L. Snider                    Managing Director                  None

John B. Snowden, IV                 Managing Director                  None

Thomas A. Snyder                    Managing Director                  None

Richard A. Spell                    Managing Director                  None

John W. Stokes, III                 Managing Director                  None

John Burke Strange                  Managing Director                  None

James M. Tait, III                  Managing Director                  None

J. Crosby Taylor, Jr.               Managing Director                  None

Phillip C. Taylor                   Managing Director                  None

Van C. Thompson                     Managing Director                  None

John D. Threadgill                  Managing Director                  None

P. Gibbs Vestal                     Managing Director                  None

Edmund J. Wall                      Managing Director                  None

W. Charles Warner                   Managing Director                  None

Richard E. Watson                   Managing Director                  None

John E. Wilfong                     Managing Director                  None

John S. Wilson                      Managing Director                  None

J. William Wyker III                Managing Director                  None

Paul B. Young, Jr.                  Managing Director                  None

John J. Zollinger, III              Managing Director                  None

William D. Zollinger                Managing Director                  None




(c)      None

Item 28. Location of Accounts and Records
         --------------------------------

         MORGAN KEEGAN INTERMEDIATE BOND FUND, MORGAN KEEGAN HIGH INCOME FUND AND MORGAN KEEGAN SELECT FINANCIAL FUND AND MORGAN KEEGAN SELECT CAPITAL GROWTH FUND:

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.

         Morgan Keegan Core Equity Fund and Morgan Keegan Utility Fund:
         --------------------------------------------------------------

         The books and other  documents  required by paragraphs (b) (4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., at 6000 Memorial Drive, Dublin, OH 43017. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. Certain custodial records are in the custody of Firstar Bank, N.A., the Funds' custodian at 425 Walnut Street, Cincinnati, Ohio 45202. All other records are kept in the custody of Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29. Management Services
         -------------------

         Not applicable

Item 30. Undertakings - none
         ------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Select Fund, Inc., has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 16th day of August, 2000.

                                         MORGAN KEEGAN SELECT FUND, INC.


                                         By:  /s/ Allen B. Morgan, Jr.
                                              -------------------------------
                                              Allen B. Morgan, Jr., President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                      Date
---------                            -----                      ----

/s/ Allen B. Morgan, Jr.             Director and               August 16, 2000
-------------------------------      President (Chief
Allen B. Morgan, Jr.                 Executive Officer)


/s/ Joseph C. Weller                 Vice President and         August 16, 2000
-------------------------------      Treasurer (Chief
Joseph C. Weller                     Financial Officer)


/s/ James D. Witherington, Jr.       Director                   August 10, 2000
------------------------------
James D. Witherington, Jr.


/s/ William F. Hughes, Jr.           Director                   August 16, 2000
------------------------------
William F. Hughes, Jr.


/s/ William Jefferies Mann           Director                   August 14, 2000
------------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden       Director                   August 9, 2000
------------------------------
James Stillman R. McFadden

                         MORGAN KEEGAN SELECT FUND, INC.

                                  Exhibit Index



Item 23.(a)(3)  Amendment to Articles of Incorporation dated July 21, 2000